Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial liabilities designated at fair value through profit or loss

Note 16 - Financial liabilities designated at fair value through profit or loss

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

	12/31/2024			12/31/2023
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	-	318	318	2	294	296
Total	-	318	318	2	294	296

The effect of credit risk of these instruments is not significant at 12/31/2024 and 12/31/2023.

Debt securities do not have a defined amount on maturity, since they vary according to market quotation and an exchange variation component, respectively.